SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Company’s operations are organized into two reportable segments, Refining and Logistics. Operations that are not included in the Refining and Logistics segments are included in Corporate. Intersegment transactions are eliminated in the consolidated financial statements and are included in Eliminations.

Refining

The Company’s Refining Segment includes the operations of its five refineries, including certain related logistics assets that are not owned by PBFX. The Company’s refineries are located in Toledo, Ohio, Delaware City, Delaware, Paulsboro, New Jersey, New Orleans, Louisiana and Torrance, California. The refineries produce unbranded transportation fuels, heating oil, petrochemical feedstocks, lubricants and other petroleum products in the United States. The Company purchases crude oil, other feedstocks and blending components from various third-party suppliers. The Company sells products throughout the Northeast, Midwest, Gulf Coast and West Coast of the United States, as well as in other regions of the United States and Canada, and is able to ship products to other international destinations.

Logistics

The Company formed PBFX, a publicly traded master limited partnership, to own or lease, operate, develop and acquire crude oil and refined petroleum products terminals, pipelines, storage facilities and similar logistics assets. PBFX’s assets consist of rail and truck terminals and unloading racks, tank farms and pipelines that were acquired from or contributed by PBF LLC and are located at, or nearby, the Company’s refineries. Additionally, PBFX acquired the East Coast Terminals in 2016 which was its first third party acquisition. Further, PBFX acquired from PBF LLC 50% of the issued and outstanding limited liability company interests of TVPC, whose assets consist of the Torrance Valley Pipeline. PBFX provides various rail, truck and marine terminaling services, pipeline transportation services and storage services to PBF Holding and/or its subsidiaries and third party customers through fee-based commercial agreements. Apart from the East Coast Terminals, PBFX currently does not generate significant third party revenue and, as such, intersegment related-party revenues are eliminated in consolidation. Prior to the PBFX Offering, PBFX was not considered to be a separate reportable segment. From a PBF Energy perspective, the Company’s chief operating decision maker evaluates the Logistics segment as a whole without regard to any of PBFX's individual segments.
The Company evaluates the performance of its segments based primarily on income from operations. Income from operations includes those revenues and expenses that are directly attributable to management of the respective segment. The Logistics segment’s revenues include intersegment transactions with the Company’s Refining segment at prices the Company believes are substantially equivalent to the prices that could have been negotiated with unaffiliated parties with respect to similar services. Activities of the Company’s business that are not included in the two operating segments are included in Corporate. Such activities consist primarily of corporate staff operations and other items that are not specific to the normal operations of the two operating segments. The Company does not allocate certain items of other income and expense, including income taxes, to the individual segments. The Refinery segment’s operating subsidiaries and PBFX are primarily pass-through entities with respect to income taxes.

Disclosures regarding the Company’s reportable segments with reconciliations to consolidated totals for year ended December 31, 2017, 2016 and 2015 are presented below. The Logistics segment’s results include financial information of the predecessor of PBFX for periods prior to May 13, 2014, and the financial information of PBFX for the period beginning May 14, 2014, the completion date of the PBFX Offering.

Prior to the PBFX Offering, the Company did not operate the PBFX assets independent of the Refining segment. Total assets of each segment consist of net property, plant and equipment, inventories, cash and cash equivalents, accounts receivables and other assets directly associated with the segment’s operations. Corporate assets consist primarily of property, plant and equipment and other assets not directly related to our refinery and logistic operations.

	Year Ended December 31, 2017
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Revenues	$21,772,478	$254,813	$—	$(240,654)	$21,786,637
Depreciation and amortization expense	254,161	23,831	12,964	—	290,956
Income (loss) from operations (1)	808,021	148,215	(211,128)	(14,565)	730,543
Interest expense, net	4,695	33,363	124,325	—	162,383
Capital expenditures (2)	634,013	89,539	3,483	—	727,035

	Year Ended December 31, 2016
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Revenues	$15,908,537	$187,335	$—	$(175,448)	$15,920,424
Depreciation and amortization expense	201,358	14,983	5,835	—	222,176
Income (loss) from operations	551,810	110,822	(157,870)	(5,679)	499,083
Interest expense, net	2,938	30,433	122,448	—	155,819
Capital expenditures (3)	1,471,291	121,351	20,229	—	1,612,871

	Year Ended December 31, 2015
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Revenues	$13,123,929	$142,102	$—	$(142,102)	$13,123,929
Depreciation and amortization expense	180,045	7,684	9,688	—	197,417
Income (loss) from operations	442,550	94,859	(176,342)	—	361,067
Interest expense, net	17,061	21,254	71,096	—	109,411
Capital expenditures	968,438	3,503	9,139	—	981,080

	Balance at December 31, 2016
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Total assets (4)	$6,408,638	$756,861	$5,856	$(37,863)	$8,038,985

	Balance at December 31, 2015
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Total assets	$6,408,638	$756,861	$5,856	$(37,863)	$7,133,492

(1)
The Logistics segment includes 100% of the income from operations of TVPC as TVPC is consolidated by PBFX. PBFX records net income attributable to noncontrolling interest for the 50% equity interest in TVPC held by PBF Holding. PBF Holding (included in the Refining segment) records equity income in investee related to its 50% noncontrolling ownership interest in TVPC. For the purposes of the consolidated PBF Energy financial statements, PBF Holding’s equity income in investee and PBFX’s net income attributable to noncontrolling interest eliminate in consolidation. As the acquisition of PBFX’s 50% interest in TVPC was completed in the third quarter of 2016, there was no impact on comparative 2015 or 2014 disclosures.

(2)	The Logistic segment includes capital expenditures of $10,097 for the acquisition of the Toledo Products Terminal by PBFX on April 17, 2017.

(3)
The Refining segment includes capital expenditures of $971,932 for the acquisition of the Torrance refinery in the third quarter of 2016. Additionally, the Refining segment includes capital expenditures of $2,659 for the working capital settlement related to the acquisition of the Chalmette refinery that was finalized in the first quarter of 2016. The Logistics segment includes $98,373 for the PBFX Plains Asset Purchase that was completed in the second quarter of 2016.

(4)
The Refining segment includes capital expenditures of $565,304 for the acquisition of the Chalmette refinery on November 1, 2015, excluding the working capital settlement of $2,659 that was finalized in the first quarter of 2016.

(5)
The Logistics segment includes 100% of the assets of TVPC as TVPC is consolidated by PBFX. PBFX records a noncontrolling interest for the 50% equity interest in TVPC held by PBF Holding. PBF Holding (included in the Refining segment) records an equity investment in TVPC reflecting its noncontrolling ownership interest. For the purposes of the consolidated PBF Energy financial statements, PBFX’s noncontrolling interest in TVPC and PBF Holding’s equity investment in TVPC eliminate in consolidation.